Financial Risk Management_The Credit Quality Of Securities Excluding Equity Securities That Are Neither Past Due Nor Impaired(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Securities that are neither past due nor impaired
Financial assets held for tradeing	₩ 25,168,338,000,000	₩ 22,986,570,000,000
Financial assets designated at fair value through profit or loss	1,982,224,000,000	1,693,255,000,000
Available-for-sale financial assets	38,954,532,000,000	27,440,919,000,000
Held-to-maturity financial assets	18,491,980,000,000	11,177,504,000,000
Securities That Are Neither Past Due Nor Impaired	84,597,074,000,000	63,298,248,000,000
Grade 1
Securities that are neither past due nor impaired
Financial assets held for tradeing	21,002,043,000,000	20,101,364,000,000
Financial assets designated at fair value through profit or loss	1,550,617,000,000	1,563,152,000,000
Available-for-sale financial assets	36,471,247,000,000	26,082,139,000,000
Held-to-maturity financial assets	18,466,624,000,000	11,177,504,000,000
Securities That Are Neither Past Due Nor Impaired	77,490,531,000,000	58,924,159,000,000
Grade 2
Securities that are neither past due nor impaired
Financial assets held for tradeing	3,958,261,000,000	2,752,038,000,000
Financial assets designated at fair value through profit or loss	200,633,000,000	120,925,000,000
Available-for-sale financial assets	2,433,685,000,000	1,310,782,000,000
Held-to-maturity financial assets	21,113,000,000	0
Securities That Are Neither Past Due Nor Impaired	6,613,692,000,000	4,183,745,000,000
Grade 3
Securities that are neither past due nor impaired
Financial assets held for tradeing	93,887,000,000	46,113,000,000
Financial assets designated at fair value through profit or loss	63,856,000,000	8,176,000,000
Available-for-sale financial assets	47,079,000,000	47,998,000,000
Held-to-maturity financial assets	4,243,000,000	0
Securities That Are Neither Past Due Nor Impaired	209,065,000,000	102,287,000,000
Grade 4
Securities that are neither past due nor impaired
Financial assets held for tradeing	28,232,000,000	18,397,000,000
Financial assets designated at fair value through profit or loss	60,332,000,000	0
Available-for-sale financial assets	2,521,000,000	0
Held-to-maturity financial assets	0	0
Securities That Are Neither Past Due Nor Impaired	91,085,000,000	18,397,000,000
Grade 5
Securities that are neither past due nor impaired
Financial assets held for tradeing	85,915,000,000	68,658,000,000
Financial assets designated at fair value through profit or loss	106,786,000,000	1,002,000,000
Available-for-sale financial assets	0	0
Held-to-maturity financial assets	0	0
Securities That Are Neither Past Due Nor Impaired	₩ 192,701,000,000	₩ 69,660,000,000